Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Grant revenue	$ 157,800	$ 650,488	$ 542,006	$ 650,488
Operating expenses:
Research and development	493,649	2,501,753	1,446,719	4,795,028
General and administrative	1,439,146	1,636,772	2,769,410	4,285,865
Loss from operations	(1,774,995)	(3,488,037)	(3,674,123)	(8,430,405)
Other income (expense):
Change in fair value of warrant liability and unit purchase option liability	2,111	90,754	(1,650)	43,651
Interest expense, net	(25,631)	(126,877)	(83,379)	(277,420)
Total other expense	(23,520)	(36,123)	(85,029)	(233,769)
Net loss	$ (1,798,515)	$ (3,524,160)	$ (3,759,152)	$ (8,664,174)
Net loss per share of common stock, basic and diluted (usd per share)	$ (0.14)	$ (0.41)	$ (0.32)	$ (1.00)
Weighted-average shares of common stock outstanding, basic and diluted	13,265,877	8,650,143	11,697,535	8,650,143